UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/2010

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Thomas J. Sudyka
Title:  Managing Director
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Thomas J. Sudyka                Omaha, NE                       8/02/2010
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:   $184,463


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

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



                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                            June 30, 2010

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      474    10135 SH       SOLE                     9155               980
American States Water Company  COM              029899101      211     6352 SH       SOLE                     6352
Anadarko Petroleum Corp        COM              032511107     3281    90914 SH       SOLE                    75384             15530
Avery Dennison Corp            COM              053611109      560    17441 SH       SOLE                    16141              1300
BP PLC Spons ADR               COM              055622104      214     7415 SH       SOLE                     7415
Berkshire Hathaway Inc         COM              084670108     4680       39 SH       SOLE                       27                12
Berkshire Hathaway Inc Cl B    COM              084670702     5136    64450 SH       SOLE                    60250              4200
Boeing Co                      COM              097023105     6201    98820 SH       SOLE                    78220             20600
Canadian National Railway Co   COM              136375102     1006    17530 SH       SOLE                    17255               275
Cato Corp                      COM              149205106     5209   236562 SH       SOLE                   167788             68774
Cemex S.A.B. de C.V.           COM              151290889     4744   490594 SH       SOLE                   397839             92755
Chesapeake Energy Corp         COM              165167107      919    43850 SH       SOLE                    43150               700
Chevron Corp                   COM              166764100     6060    89297 SH       SOLE                    66798             22499
Chicago Bridge & Iron          COM              167250109     8362   444567 SH       SOLE                   357492             87075
Colgate Palmolive Co           COM              194162103      718     9120 SH       SOLE                     8095              1025
Compass Minerals Int'l Inc     COM              20451N101     3922    55810 SH       SOLE                    45780             10030
Conagra Foods Inc              COM              205887102     4930   211424 SH       SOLE                   171564             39860
ConocoPhillips                 COM              20825c104     3675    74870 SH       SOLE                    71861              3009
DirectTV Class A               COM              25490A101     4861   143300 SH       SOLE                   113775             29525
Disney Co., Walt               COM              254687106     5041   160034 SH       SOLE                   129934             30100
Dominion Resources Inc         COM              25746U109     1024    26422 SH       SOLE                    25402              1020
Enerplus Resources Fund        COM              29274D604      242    11205 SH       SOLE                    11205
Exxon Mobil Corp               COM              30231G102      215     3765 SH       SOLE                     3765
Forest Labs Inc                COM              345838106     6013   219230 SH       SOLE                   176030             43200
Forest Oil Co                  COM              346091705     5208   190363 SH       SOLE                   144516             45847
Freeport McMoran Copper & Gold COM              35671D857     4661    78825 SH       SOLE                    61636             17189
Gencorp Inc                    COM              368682100     2710   618685 SH       SOLE                   472685            146000
Investor's Real Estate Trust   COM              461730103     2872   325303 SH       SOLE                   281373             43930
Johnson & Johnson              COM              478160104      327     5530 SH       SOLE                     5530
Kansas City Southern Industrie COM              485170302     6873   189085 SH       SOLE                   142960             46125
L-3 Communications Hldgs, Inc  COM              502424104     2334    32950 SH       SOLE                    32560               390
Laboratory Corp of America     COM              50540R409     5723    75950 SH       SOLE                    58915             17035
Leucadia National Corp         COM              527288104     5647   289420 SH       SOLE                   233395             56025
Level 3 Communications         COM              52729N100      109   100172 SH       SOLE                    99092              1080
Lincoln Electric Holdings Inc  COM              533900106     6838   134095 SH       SOLE                   106875             27220
Nexen Inc                      COM              65334H102     5698   289695 SH       SOLE                   233100             56595
Patriot Coal Corp              COM              70336T104     3880   330209 SH       SOLE                   246269             83940
Peabody Energy Corp            COM              704549104     8152   208332 SH       SOLE                   169810             38522
Pfizer Inc                     COM              717081103     6583   461663 SH       SOLE                   373606             88057
Plum Creek Timber              COM              729251108     5124   148385 SH       SOLE                   117885             30500
Procter and Gamble Co          COM              742718109      212     3540 SH       SOLE                     3540
SPDR Gold Tr                   COM              78463V107     9329    76670 SH       SOLE                    60955             15715
St. Joe Company                COM              790148100     4304   185835 SH       SOLE                   144285             41550
Texas Pacific Land Trust       COM              882610108     4089   155420 SH       SOLE                   121095             34325
US Bancorp                     COM              902973304      994    44488 SH       SOLE                    44488
Vodafone Group PLC  Spons ADR  COM              92857W209      985    47647 SH       SOLE                    47247               400
Vulcan Materials               COM              929160109     5775   131765 SH       SOLE                   103465             28300
Winnebago Industries           COM              974637100     1423   143149 SH       SOLE                   106350             36799
Wisconsin Energy Corp          COM              976657106      207     4075 SH       SOLE                     4075
Yamana Gold, Inc.              COM              98462Y100     3773   366355 SH       SOLE                   299180             67175
Standard & Poor's 500 Deposito                  78462F103      413     4000 SH       SOLE                     4000
Berkshire Hathaway Inc                          084670108     2520       21 SH       SOLE                                         21
                       Total                               184,463
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